THE RBB FUND, INC. Campbell & Company Campbell Dynamic Trend Fund (the “Fund”) Institutional Shares (CDRTX)
Supplement dated October 17, 2017 to the Fund’s Prospectus dated December 31, 2016
THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
Effective September 30, 2017, Dr. Kevin Cole was appointed Co-Chair of the Investment Committee of Campbell & Company Investment Adviser LLC (“Campbell”) and in this capacity has taken over shared responsibilities with G. William Andrews for portfolio management duties. Prior to that date, Dr. Kevin Cole served as Chief Research Officer and shared responsibility for the management of the research and investment process at Campbell with Dr. Xiaohua Hu, who retired from Campbell after 20 years of service in accordance with Campbell’s succession plan. Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus:

1.	The information under the section entitled “Summary Section – Management of the Fund – Portfolio Managers” of the Fund’s Prospectus is deleted and replaced with the following:

Portfolio Managers
The Fund is managed by Campbell's Investment Committee. The six-member team, led by co-chairs G. William Andrews and Dr. Kevin Cole, has been responsible for the daily management of the Fund since its inception on December 31, 2014.

2.	The fifth paragraph of the section entitled “More Information About Management of The Fund – Investment Manager” of the Fund’s Prospectus is deleted and replaced with the following:

The Fund is managed by Campbell's Investment Committee. The six-member team, led by co-chairs G. William Andrews and Dr. Kevin Cole, is responsible for portfolio risk management, capital allocation and portfolio construction, and approves all changes to the portfolio, including new models and enhancements.

3.	The seventh paragraph of the section entitled “More Information About Management of The Fund – Investment Manager” is deleted and replaced with the following:

Dr. Kevin Cole, joined Campbell in October 2003 and has served as Chief Research Officer, since June 2017. In February 2017, Dr. Cole was appointed to serve Campbell and its affiliates as an executive officer. Since joining the firm, Dr. Cole has had a significant role in the ongoing research and development of Campbell’s trading systems and models. Dr. Cole was appointed as Co-Chair of Campbell’s Investment Committee in September 2017. As Chief Research Officer, Dr. Cole is responsible for the management of the research and investment process at the firm.

Please retain this Supplement for future reference.

THE RBB FUND, INC. Campbell & Company Campbell Dynamic Trend Fund (the “Fund”) Institutional Shares (CDRTX)
Supplement dated October 17, 2017 to the Fund’s Statement of Additional Information (“SAI”) dated December 31, 2016
THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective September 30, 2017, Dr. Kevin Cole was appointed Co-Chair of the Investment Committee of Campbell & Company Investment Adviser LLC (“Campbell”) and in this capacity has taken over shared responsibilities with G. William Andrews for portfolio management duties. Prior to that date, Dr. Kevin Cole served as Chief Research Officer and shared responsibility for the management of the research and investment process at Campbell with Dr. Xiaohua Hu, who retired from Campbell after 20 years of service in accordance with Campbell’s succession plan. Accordingly, effective immediately, the following changes are made to the Fund’s SAI:

1.	The second paragraph of the section entitled “Investment Advisory and Other Services – Investment Manager” of the Fund’s SAI is deleted and replaced with the following:
The Manager is a wholly-owned subsidiary of Campbell & Company, LP (“Campbell & Company”). Campbell & Company LLC is the General Partner of Campbell & Company. Campbell & Company is controlled by KC Holding, Inc. and EC LLC, which is wholly-owned by the members of Campbell & Company’s Executive Committee. Campbell & Company and its predecessor organization, Campbell & Company, Inc., was formed in 1972 and have over forty years of experience in creating and managing alternative investment vehicles. Campbell & Company is registered with the CFTC as a CPO and a CTA. Campbell & Company is a member of the NFA in such capacities. The Manager has appointed Campbell & Company as the Fund’s Commodity Pool Operator. Campbell & Company’s officers are: G. William Andrews, Chief Executive Officer; Kevin Cole, Chief Research Officer; Gregory T. Donovan, Chief Financial Officer, Treasurer and Assistant Secretary; Michael S. Harris, President; Jeri R. Hawthorne, Director of Human Resources; Robert W. McBride, Chief Technology Officer; Heidi L. Kaiser, Deputy General Counsel and Chief Compliance Officer; Thomas P. Lloyd, General Counsel, Secretary and Assistant Treasurer; Brian O. Nabet, Director of Technology; John R. Radle, Global Head of Trading; Darvin N. Sterner, Managing Director of Private Wealth Distribution; Joseph D. Kelly, Managing Director, Client Solutions Group; and Adam Tremper, Director of Marketing.

2.	The table in the section entitled “The Portfolio Managers – Campbell – Other Accounts” is amended and restated to remove reference to Dr. Hu, and add Dr. Cole to the information presented below:
Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of August 31, 2017.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
G. William Andrews	Other Registered Investment Companies:	2	$23 million	2	$23 million
	Other Pooled Investment Vehicles:	9	$1.3 billion	9	$1.3 billion
	Other Accounts:	11	$2.4 billion	11	$2.4 billion
Dr. Kevin Cole	Other Registered Investment Companies:	2	$23 million	2	$23 million
	Other Pooled Investment Vehicles:	9	$1.3 billion	9	$1.3 billion
	Other Accounts:	11	$2.4 billion	11	$2.4 billion

Please retain this supplement for future reference.

THE RBB FUND, INC. Campbell & Company Campbell Managed Futures 10V Fund (the “Fund”) Class UI Shares Class I Shares Class N Shares Class T Shares
Supplement dated October 17, 2017 to the Fund’s Prospectus dated July 31, 2017
THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective September 30, 2017, Dr. Kevin Cole was appointed Co-Chair of the Investment Committee of Campbell & Company Investment Adviser LLC (“Campbell”) and in this capacity has taken over shared responsibilities with G. William Andrews for portfolio management duties. Prior to that date, Dr. Kevin Cole served as Chief Research Officer and shared responsibility for the management of the research and investment process at Campbell with Dr. Xiaohua Hu, who retired from Campbell after 20 years of service in accordance with Campbell’s succession plan. Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus:

1.	The information under the section entitled “Summary Section – Management of the Fund – Portfolio Managers” of the Fund’s Prospectus is deleted and replaced with the following:

Portfolio Managers

The Fund is managed by Campbell's Investment Committee. The six-member team, led by co-chairs G. William Andrews and Dr. Kevin Cole, has been responsible for the daily management of the Fund since its inception.

2.	The fifth paragraph of the section entitled “More Information About Management of The Fund – Investment Manager” of the Fund’s Prospectus is deleted and replaced with the following:

The Fund is managed by Campbell's Investment Committee. The six-member team, led by co-chairs G. William Andrews and Dr. Kevin Cole, is responsible for portfolio risk management, capital allocation and portfolio construction, and approves all changes to the portfolio, including new models and enhancements.

3.	The seventh and eighth paragraphs of the section entitled “More Information About Management of The Fund – Investment Manager” are deleted and replaced with the following:

Dr. Kevin Cole, joined Campbell in October 2003 and has served as Chief Research Officer, since June 2017. In February 2017, Dr. Cole was appointed to serve Campbell and its affiliates as an executive officer. Since joining the firm, Dr. Cole has had a significant role in the ongoing research and development of Campbell’s trading systems and models. Dr. Cole was appointed as Co-Chair of Campbell’s Investment Committee in September 2017. As Chief Research Officer, Dr. Cole is responsible for the management of the research and investment process at the firm.

Please retain this Supplement for future reference.

THE RBB FUND, INC. Campbell & Company Campbell Managed Futures 10V Fund (the “Fund”) Class UI Shares Class I Shares Class N Shares Class T Shares
Supplement dated October 17, 2017 to the Fund’s Statement of Additional Information (“SAI”) dated July 31, 2017
THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective September 30, 2017, Dr. Kevin Cole was appointed Co-Chair of the Investment Committee of Campbell & Company Investment Adviser LLC (“Campbell”) and in this capacity has taken over shared responsibilities with G. William Andrews for portfolio management duties. Prior to that date, Dr. Kevin Cole served as Chief Research Officer and shared responsibility for the management of the research and investment process at Campbell with Dr. Xiaohua Hu, who retired from Campbell after 20 years of service in accordance with Campbell’s succession plan. Accordingly, effective immediately, the following changes are made to the Fund’s SAI:

1.	The second paragraph of the section entitled “Investment Advisory and Other Services – Investment Manager” of the Fund’s SAI is deleted and replaced with the following:

The Manager is a wholly-owned subsidiary of Campbell & Company, LP (“Campbell & Company”). Campbell & Company LLC is the General Partner of Campbell & Company. Campbell & Company is controlled by KC Holding, Inc. and EC LLC, which is wholly-owned by the members of Campbell & Company’s Executive Committee. Campbell & Company and its predecessor organization, Campbell & Company, Inc., was formed in 1972 and have over forty years of experience in creating and managing alternative investment vehicles. Campbell & Company is registered with the CFTC as a CPO and a CTA. Campbell & Company is a member of the NFA in such capacities. The Manager has appointed Campbell & Company as the Fund’s Commodity Pool Operator. Campbell & Company’s officers are: G. William Andrews, Chief Executive Officer; Kevin Cole, Chief Research Officer; Gregory T. Donovan, Chief Financial Officer, Treasurer and Assistant Secretary; Michael S. Harris, President; Jeri R. Hawthorne, Director of Human Resources; Robert W. McBride, Chief Technology Officer; Heidi L. Kaiser, Deputy General Counsel and Chief Compliance Officer; Thomas P. Lloyd, General Counsel, Secretary and Assistant Treasurer; Brian O. Nabet, Director of Technology; John R. Radle, Global Head of Trading; Darvin N. Sterner, Managing Director of Private Wealth Distribution; Joseph D. Kelly, Managing Director, Client Solutions Group; and Adam Tremper, Director of Marketing.

2.	The table in the section entitled “The Portfolio Managers – Campbell – Other Accounts” is amended and restated to remove reference to Dr. Hu and updated as presented below:

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of August 31, 2017.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
G. William Andrews	Other Registered Investment Companies:	2	$23 million	2	$23 million
	Other Pooled Investment Vehicles:	9	$1.3 billion	9	$1.3 billion
	Other Accounts:	11	$2.4 billion	11	$2.4 billion
Dr. Kevin Cole	Other Registered Investment Companies:	2	$23 million	2	$23 million
	Other Pooled Investment Vehicles:	9	$1.3 billion	9	$1.3 billion
	Other Accounts:	11	$2.4 billion	11	$2.4 billion

Please retain this supplement for future reference.

THE RBB FUND, INC. Campbell & Company Campbell Multi-Asset Carry Fund (the “Fund”) Institutional Shares (CCRYX)
Supplement dated October 17, 2017 to the Fund’s Prospectus dated December 31, 2016
THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective September 30, 2017, Dr. Kevin Cole was appointed Co-Chair of the Investment Committee of Campbell & Company Investment Adviser LLC (“Campbell”) and in this capacity has taken over shared responsibilities with G. William Andrews for portfolio management duties. Prior to that date, Dr. Kevin Cole served as Chief Research Officer and shared responsibility for the management of the research and investment process at Campbell with Dr. Xiaohua Hu, who retired from Campbell after 20 years of service in accordance with Campbell’s succession plan. Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus:

1.	The information under the section entitled “Summary Section – Management of the Fund – Portfolio Managers” of the Fund’s Prospectus is deleted and replaced with the following:

Portfolio Managers

The Fund is managed by Campbell's Investment Committee. The six-member team, led by co-chairs G. William Andrews and Dr. Kevin Cole, has been responsible for the daily management of the Fund since its inception on December 21, 2015.

2.	The fifth paragraph of the section entitled “More Information About Management of The Fund – Investment Manager” of the Fund’s Prospectus is deleted and replaced with the following:

The Fund is managed by Campbell's Investment Committee. The six-member team, led by co-chairs G. William Andrews and Dr. Kevin Cole, is responsible for portfolio risk management, capital allocation and portfolio construction, and approves all changes to the portfolio, including new models and enhancements.

3.	The seventh paragraph of the section entitled “More Information About Management of The Fund – Investment Manager” is deleted and replaced with the following:

Dr. Kevin Cole, joined Campbell in October 2003 and has served as Chief Research Officer, since June 2017. In February 2017, Dr. Cole was appointed to serve Campbell and its affiliates as an executive officer. Since joining the firm, Dr. Cole has had a significant role in the ongoing research and development of Campbell’s trading systems and models. Dr. Cole was appointed as Co-Chair of Campbell’s Investment Committee in September 2017. As Chief Research Officer, Dr. Cole is responsible for the management of the research and investment process at the firm.

Please retain this Supplement for future reference.

THE RBB FUND, INC. Campbell & Company Campbell Multi-Asset Carry Fund (the “Fund”) Institutional Shares (CCRYX)
Supplement dated October 17, 2017 to the Fund’s Statement of Additional Information (“SAI”) dated December 31, 2017
THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective September 30, 2017, Dr. Kevin Cole was appointed Co-Chair of the Investment Committee of Campbell & Company Investment Adviser LLC (“Campbell”) and in this capacity has taken over shared responsibilities with G. William Andrews for portfolio management duties. Prior to that date, Dr. Kevin Cole served as Chief Research Officer and shared responsibility for the management of the research and investment process at Campbell with Dr. Xiaohua Hu, who retired from Campbell after 20 years of service in accordance with Campbell’s succession plan. Accordingly, effective immediately, the following changes are made to the Fund’s SAI:

1.	The second paragraph of the section entitled “Investment Advisory and Other Services – Investment Manager” of the Fund’s SAI is deleted and replaced with the following:

The Manager is a wholly-owned subsidiary of Campbell & Company, LP (“Campbell & Company”). Campbell & Company LLC is the General Partner of Campbell & Company. Campbell & Company is controlled by KC Holding, Inc. and EC LLC, which is wholly-owned by the members of Campbell & Company’s Executive Committee. Campbell & Company and its predecessor organization, Campbell & Company, Inc., was formed in 1972 and have over forty years of experience in creating and managing alternative investment vehicles. Campbell & Company is registered with the CFTC as a CPO and a CTA. Campbell & Company is a member of the NFA in such capacities. The Manager has appointed Campbell & Company as the Fund’s Commodity Pool Operator. Campbell & Company’s officers are: G. William Andrews, Chief Executive Officer; Kevin Cole, Chief Research Officer; Gregory T. Donovan, Chief Financial Officer, Treasurer and Assistant Secretary; Michael S. Harris, President; Jeri R. Hawthorne, Director of Human Resources; Robert W. McBride, Chief Technology Officer; Heidi L. Kaiser, Deputy General Counsel and Chief Compliance Officer; Thomas P. Lloyd, General Counsel, Secretary and Assistant Treasurer; Brian O. Nabet, Director of Technology; John R. Radle, Global Head of Trading; Darvin N. Sterner, Managing Director of Private Wealth Distribution; Joseph D. Kelly, Managing Director, Client Solutions Group; and Adam Tremper, Director of Marketing.

2.	The table in the section entitled “The Portfolio Managers – Campbell – Other Accounts” is amended and restated to remove reference to Dr. Hu, and add Dr. Cole to the information presented below:

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of August 31, 2017.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
G. William Andrews	Other Registered Investment Companies:	2	$23 million	2	$23 million
	Other Pooled Investment Vehicles:	9	$1.3 billion	9	$1.3 billion
	Other Accounts:	11	$2.4 billion	11	$2.4 billion
Dr. Kevin Cole	Other Registered Investment Companies:	2	$23 million	2	$23 million
	Other Pooled Investment Vehicles:	9	$1.3 billion	9	$1.3 billion
	Other Accounts:	11	$2.4 billion	11	$2.4 billion

Please retain this supplement for future reference.